Debt, Credit Facility (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Long-term Debt	$ 914.5	$ 798.6
Credit Agreement, covenant compliance	Our actual leverage for the four consecutive quarters ended December 31, 2012, was 1.4 which is below the maximum leverage of 3.5. Our actual interest coverage for the four consecutive quarters ended December 31, 2012, was 17.3 which is above the minimum interest coverage of 3.5. We were in compliance with all covenants at December 31, 2012.
Credit Agreement, covenant compliance, actual leverage ratio	1.4
Credit Agreement, covenant terms, maximum leverage ratio	3.5
Credit Agreement, covenant compliance, actual interest coverage ratio	17.3
Credit Agreement, covenant terms, minimum interest coverage ratio	3.5
2011 Credit Agreement [Member]
Line of Credit Facility [Line Items]
Credit Agreement, available funds	1,296.0
Letters of credit outstanding amount	74.0
2011 Credit Agreement [Member]
Line of Credit Facility [Line Items]
Long-term Debt	$ 130.0 [1]	$ 0	[1]
Interest rate percentage	2.40%

[1]	Letters of credit outstanding under the 2011 credit agreement totaled $74.0 million. Available funds under this facility were $1,296.0 million at December 31, 2012.